Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated February 7, 2025
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI)
(each as supplemented, as applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia Funds Series Trust II
Columbia Overseas Core Fund	7/1/2024	1/1/2025
Effective at close of business on February 7, 2025, the Fund's Class R shares are liquidated and all references to Class R shares are hereby deleted from the Prospectus, Summary Prospectus and SAI.

Columbia Overseas Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated February 7, 2025
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI)
(each as supplemented, as applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia Funds Series Trust II
Columbia Overseas Core Fund	7/1/2024	1/1/2025
Effective at close of business on February 7, 2025, the Fund's Class R shares are liquidated and all references to Class R shares are hereby deleted from the Prospectus, Summary Prospectus and SAI.